FINANCING RECEIVABLES, NET - Aging analysis based on customer type, origination year and delinquency (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	¥ 1,528,160	¥ 2,982,857
Property transaction related business
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	1,486,446	2,939,876
Property transaction related business | 2020 and before
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables		54,634
Property transaction related business | 2021 and before
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	98,857
Property transaction related business | 2021
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables		45,625
Property transaction related business | 2022
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	391	391
Property transaction related business | 2023
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	1,572	2,624
Property transaction related business | 2024
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	12,647	2,836,602
Property transaction related business | 2025
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	1,372,979
Non-property transaction related business
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	41,714	42,981
Non-property transaction related business | 2020 and before
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables		37,439
Non-property transaction related business | 2021 and before
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	41,382
Non-property transaction related business | 2021
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables		5,210
Non-property transaction related business | 2022
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	332	332
Non-property transaction related business | 2023
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	0	0
Non-property transaction related business | 2024
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	0	0
Non-property transaction related business | 2025
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	0
Total Past Due
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	186,753	176,896
Total Past Due | Property transaction related business
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	145,039	133,915
Total Past Due | Property transaction related business | 2020 and before
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables		54,634
Total Past Due | Property transaction related business | 2021 and before
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	98,857
Total Past Due | Property transaction related business | 2021
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables		45,625
Total Past Due | Property transaction related business | 2022
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	391	391
Total Past Due | Property transaction related business | 2023
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	1,572	2,624
Total Past Due | Property transaction related business | 2024
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	12,647	30,641
Total Past Due | Property transaction related business | 2025
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	31,572
Total Past Due | Non-property transaction related business
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	41,714	42,981
Total Past Due | Non-property transaction related business | 2020 and before
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables		37,439
Total Past Due | Non-property transaction related business | 2021 and before
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	41,382
Total Past Due | Non-property transaction related business | 2021
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables		5,210
Total Past Due | Non-property transaction related business | 2022
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	332	332
Total Past Due | Non-property transaction related business | 2023
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	0	0
Total Past Due | Non-property transaction related business | 2024
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	0	0
Total Past Due | Non-property transaction related business | 2025
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	0
1-29 Days Past Due
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	6,140	20,687
1-29 Days Past Due | Property transaction related business
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	6,140	20,687
1-29 Days Past Due | Property transaction related business | 2020 and before
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables		0
1-29 Days Past Due | Property transaction related business | 2021 and before
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	0
1-29 Days Past Due | Property transaction related business | 2021
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables		0
1-29 Days Past Due | Property transaction related business | 2022
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	0	0
1-29 Days Past Due | Property transaction related business | 2023
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	0	0
1-29 Days Past Due | Property transaction related business | 2024
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	0	20,687
1-29 Days Past Due | Property transaction related business | 2025
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	6,140
1-29 Days Past Due | Non-property transaction related business
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	0	0
1-29 Days Past Due | Non-property transaction related business | 2020 and before
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables		0
1-29 Days Past Due | Non-property transaction related business | 2021 and before
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	0
1-29 Days Past Due | Non-property transaction related business | 2021
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables		0
1-29 Days Past Due | Non-property transaction related business | 2022
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	0	0
1-29 Days Past Due | Non-property transaction related business | 2023
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	0	0
1-29 Days Past Due | Non-property transaction related business | 2024
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	0	0
1-29 Days Past Due | Non-property transaction related business | 2025
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	0
30-59 Days Past Due
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	2,495	204
30-59 Days Past Due | Property transaction related business
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	2,495	204
30-59 Days Past Due | Property transaction related business | 2020 and before
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables		0
30-59 Days Past Due | Property transaction related business | 2021 and before
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	0
30-59 Days Past Due | Property transaction related business | 2021
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables		0
30-59 Days Past Due | Property transaction related business | 2022
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	0	0
30-59 Days Past Due | Property transaction related business | 2023
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	0	0
30-59 Days Past Due | Property transaction related business | 2024
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	0	204
30-59 Days Past Due | Property transaction related business | 2025
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	2,495
30-59 Days Past Due | Non-property transaction related business
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	0	0
30-59 Days Past Due | Non-property transaction related business | 2020 and before
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables		0
30-59 Days Past Due | Non-property transaction related business | 2021 and before
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	0
30-59 Days Past Due | Non-property transaction related business | 2021
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables		0
30-59 Days Past Due | Non-property transaction related business | 2022
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	0	0
30-59 Days Past Due | Non-property transaction related business | 2023
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	0	0
30-59 Days Past Due | Non-property transaction related business | 2024
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	0	0
30-59 Days Past Due | Non-property transaction related business | 2025
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	0
60-89 Days Past Due
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	2,542	1,600
60-89 Days Past Due | Property transaction related business
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	2,542	1,600
60-89 Days Past Due | Property transaction related business | 2020 and before
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables		0
60-89 Days Past Due | Property transaction related business | 2021 and before
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	0
60-89 Days Past Due | Property transaction related business | 2021
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables		0
60-89 Days Past Due | Property transaction related business | 2022
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	0	0
60-89 Days Past Due | Property transaction related business | 2023
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	0	0
60-89 Days Past Due | Property transaction related business | 2024
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	0	1,600
60-89 Days Past Due | Property transaction related business | 2025
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	2,542
60-89 Days Past Due | Non-property transaction related business
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	0	0
60-89 Days Past Due | Non-property transaction related business | 2020 and before
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables		0
60-89 Days Past Due | Non-property transaction related business | 2021 and before
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	0
60-89 Days Past Due | Non-property transaction related business | 2021
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables		0
60-89 Days Past Due | Non-property transaction related business | 2022
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	0	0
60-89 Days Past Due | Non-property transaction related business | 2023
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	0	0
60-89 Days Past Due | Non-property transaction related business | 2024
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	0	0
60-89 Days Past Due | Non-property transaction related business | 2025
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	0
90-179 Days Past Due
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	13,785	561
90-179 Days Past Due | Property transaction related business
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	13,785	561
90-179 Days Past Due | Property transaction related business | 2020 and before
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables		0
90-179 Days Past Due | Property transaction related business | 2021 and before
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	0
90-179 Days Past Due | Property transaction related business | 2021
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables		0
90-179 Days Past Due | Property transaction related business | 2022
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	0	0
90-179 Days Past Due | Property transaction related business | 2023
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	0	0
90-179 Days Past Due | Property transaction related business | 2024
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	0	561
90-179 Days Past Due | Property transaction related business | 2025
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	13,785
90-179 Days Past Due | Non-property transaction related business
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	0	0
90-179 Days Past Due | Non-property transaction related business | 2020 and before
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables		0
90-179 Days Past Due | Non-property transaction related business | 2021 and before
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	0
90-179 Days Past Due | Non-property transaction related business | 2021
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables		0
90-179 Days Past Due | Non-property transaction related business | 2022
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	0	0
90-179 Days Past Due | Non-property transaction related business | 2023
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	0	0
90-179 Days Past Due | Non-property transaction related business | 2024
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	0	0
90-179 Days Past Due | Non-property transaction related business | 2025
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	0
180 days or greater Past Due
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	161,791	153,844
180 days or greater Past Due | Property transaction related business
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	120,077	110,863
180 days or greater Past Due | Property transaction related business | 2020 and before
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables		54,634
180 days or greater Past Due | Property transaction related business | 2021 and before
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	98,857
180 days or greater Past Due | Property transaction related business | 2021
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables		45,625
180 days or greater Past Due | Property transaction related business | 2022
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	391	391
180 days or greater Past Due | Property transaction related business | 2023
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	1,572	2,624
180 days or greater Past Due | Property transaction related business | 2024
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	12,647	7,589
180 days or greater Past Due | Property transaction related business | 2025
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	6,610
180 days or greater Past Due | Non-property transaction related business
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	41,714	42,981
180 days or greater Past Due | Non-property transaction related business | 2020 and before
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables		37,439
180 days or greater Past Due | Non-property transaction related business | 2021 and before
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	41,382
180 days or greater Past Due | Non-property transaction related business | 2021
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables		5,210
180 days or greater Past Due | Non-property transaction related business | 2022
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	332	332
180 days or greater Past Due | Non-property transaction related business | 2023
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	0	0
180 days or greater Past Due | Non-property transaction related business | 2024
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	0	0
180 days or greater Past Due | Non-property transaction related business | 2025
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	0
Current
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	1,341,407	2,805,961
Current | Property transaction related business
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	1,341,407	2,805,961
Current | Property transaction related business | 2020 and before
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables		0
Current | Property transaction related business | 2021 and before
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	0
Current | Property transaction related business | 2021
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables		0
Current | Property transaction related business | 2022
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	0	0
Current | Property transaction related business | 2023
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	0	0
Current | Property transaction related business | 2024
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	0	2,805,961
Current | Property transaction related business | 2025
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	1,341,407
Current | Non-property transaction related business
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	0	0
Current | Non-property transaction related business | 2020 and before
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables		0
Current | Non-property transaction related business | 2021 and before
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	0
Current | Non-property transaction related business | 2021
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables		0
Current | Non-property transaction related business | 2022
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	0	0
Current | Non-property transaction related business | 2023
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	0	0
Current | Non-property transaction related business | 2024
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	0	¥ 0
Current | Non-property transaction related business | 2025
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	¥ 0